Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds I
Entity Central Index Key	dei_EntityCentralIndexKey	0000799295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2026
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	May 01, 2026
BNY Mellon Global Fixed Income Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHGAX
BNY Mellon Global Fixed Income Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHGCX
BNY Mellon Global Fixed Income Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDGIX
BNY Mellon Global Fixed Income Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSDYX